FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of assets and liabilities measured at fair value

	Level 1	Level 3	Total
	U.S. dollars in thousands
December 31, 2019:
Assets -
Financial assets at fair value through profit or loss	8,500	—	8,500
December 31, 2018:
Assets -
Financial assets at fair value through profit or loss	15,909	—	15,909
Liabilities -
Derivative financial instruments	—	344	344

Schedule of change in derivative liabilities measured at Level 3

	Derivative financial instruments
	Year Ended December 31,
	2019	2018
	U.S. dollars in thousands
Balance at beginning of the year	344	448
Fair value adjustments recognized in profit or loss	(344)	(104)
Balance at end of the year	—	344